UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09395

                                                 Third Avenue Variable Series Trust

(Exact name of registrant as specified in charter)

            622 Third Avenue, 32nd Floor, New York, NY 10017

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                     Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 443-1021

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

THIRD AVENUE VALUE PORTFOLIO

SEMI-ANNUAL REPORT

JUNE 30, 2021

THIRD AVENUE VALUE PORTFOLIO (FORMERLY, FFI STRATEGIES PORTFOLIO)

The Portfolio is distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Portfolio.

Third Avenue Value Portfolio

Privacy Policy

Third Avenue Value Portfolio (the “Portfolio”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolio’s affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Portfolio has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov., and (iii) on the adviser’s website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

TABLE OF CONTENTS

Portfolio of Investments	Page 2

Statement of Assets and Liabilities	Page 4

Statement of Operations	Page 5

Statements of Changes in Net Assets	Page 6

Financial Highlights	Page 7

Notes to Financial Statements	Page 8

Schedule of Shareholder Expenses	Page 18

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Portfolio of Investments

at June 30, 2021 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks - 89.33%
	Aerospace & Defense - 2.91%
1,681	Dassault Aviation S.A. (France)	$1,980,191

	Automotive - 7.11%
26,986	Bayerische Motoren Werke AG (Germany)	2,860,935
22,087	Daimler AG (Germany)	1,973,664

		4,834,599

	Banks - 14.66%
862,519	Bank of Ireland Group PLC (Ireland) (a)	4,628,396
33,769	Comerica, Inc.	2,409,080
224,664	Deutsche Bank AG (Germany) (a)	2,929,100

		9,966,576

	Building Products - 7.65%
84,621	Buzzi Unicem SpA (Italy)	2,248,075
8,302	Eagle Materials, Inc.	1,179,797
9,234	Mohawk Industries, Inc. (a)	1,774,682

		5,202,554

	Diversified Holding Companies - 7.53%
364,915	CK Hutchison Holdings, Ltd. (Cayman Islands)	2,840,794
94,600	Jardine Cycle & Carriage, Ltd. (Singapore)	1,505,846
356,266	Quinenco S.A. (Chile)	770,853

		5,117,493

	Engineering & Construction - 3.27%
69,236	Boskalis Westminster (Netherlands)	2,225,247

	Financial Services - 2.31%
34,671	Lazard, Ltd., Class A (Bermuda)	1,568,863

	Forest Products & Paper - 5.63%
152,879	Interfor Corp. (Canada)	3,828,141

	Insurance - 3.69%
100,590	Old Republic International Corp.	2,505,697

	Metals & Mining - 12.99%
842,701	Capstone Mining Corp. (Canada) (a)	3,657,415
271,299	Lundin Mining Corp. (Canada)	2,446,856
158,424	Warrior Met Coal, Inc.	2,724,893

		8,829,164

	Non-U.S. Real Estate Operating Companies - 3.43%
228,966	CK Asset Holdings, Ltd. (Cayman Islands)	1,575,976
1,211,400	Genting Singapore, Ltd. (Singapore)	754,546

		2,330,522

	Oil & Gas Production & Services - 7.30%
22,351	Drilling Co. of 1972 A/S (The) (Denmark) (a)	935,749
437,167	PGS ASA (Norway) (a)	229,510
160,545	Subsea 7, S.A. (Luxembourg)	1,540,845
186,922	Tidewater, Inc. (a)	2,252,410

		4,958,514

	Retail - 2.32%
32,900	Seven & i Holdings Co., Ltd. (Japan)	1,575,938

	Transportation Infrastructure - 4.83%
92,100	Hawaiian Holdings, Inc. (a)	2,244,477
4,607,600	Hutchison Port Holdings Trust (Singapore)	1,039,069

		3,283,546

		Value
Shares	Security†	(Note 1)

	U.S. Real Estate Investment Trusts - 0.42%
15,590	Macerich Co. (The)	$284,517

	U.S. Real Estate Operating Companies - 3.28%
275,448	Five Point Holdings, LLC, Class A (a)	2,225,620

	Total Common Stocks (Cost $55,574,017)	60,717,182

	Total Investment Portfolio - 89.33% (Cost $55,574,017)	60,717,182
	Other Assets less Liabilities - 10.67%	7,255,722

	NET ASSETS - 100.00%	$67,972,904

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Portfolio of Investments (continued)

at June 30, 2021 (Unaudited)

% of
Summary of Investments by Industry	Net Assets
Banks	14.66%
Metals & Mining	12.99
Building Products	7.65
Diversified Holding Companies	7.53
Oil & Gas Production & Services	7.30
Automotive	7.11
Forest Products & Paper	5.63
Transportation Infrastructure	4.83
Insurance	3.69
Non-U.S. Real Estate Operating Companies	3.43
U.S. Real Estate Operating Companies	3.28
Engineering & Construction	3.27
Aerospace & Defense	2.91
Retail	2.32
Financial Services	2.31
U.S. Real Estate Investment Trusts	0.42
Other Assets less Liabilities	10.67

Total	100.00%

% of
Country Concentration	Net Assets
United States	25.90%
Canada	14.61
Germany	11.42
Ireland	6.81
Cayman Islands	6.50
Singapore	4.85
Italy	3.31
Netherlands	3.27
France	2.91
Japan	2.32
Bermuda	2.31
Luxembourg	2.27
Denmark	1.38
Chile	1.13
Norway	0.34

Total	89.33%

The accompanying notes are an integral part of the financial statements.

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Statement of Assets and Liabilities

At June 30, 2021 (Unaudited)

Assets:
Investments at value (cost of $55,574,017) (Note 1)	$60,717,182
Cash	6,528,198
Receivable for securities sold	752,468
Dividends and interest receivables	48,066
Receivable for Portfolio shares sold	40,316
Foreign tax reclaims receivable	46,526

Total assets	68,132,756

Liabilities:
Payable for accounting and administration fees (Note 3)	36,717
Payable for Portfolio shares redeemed	31,828
Payable to Adviser (Note 3)	31,064
Payable for auditing and tax fees	25,146
Payable for reports to shareholders	18,924
Payable for transfer agent fees	6,108
Payable for custodian fees	1,989
Payable for shareholder servicing fees (Note 3)	289
Accrued expenses	7,787

Total liabilities	159,852

Net assets.	$67,972,904

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 3,557,543 shares outstanding	$63,785,834
Total distributable earnings.	4,187,070

Net assets applicable to capital shares outstanding	$67,972,904

Net asset value, offering and redemption price per share	$19.11

The accompanying notes are an integral part of the financial statements.

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $137,541)	$923,816
Interest.	207
Other income.	236

Total investment income	924,259

Expenses:
Investment advisory fees (Note 3)	297,610
Accounting and administration fees (Note 3)	47,910
Reports to shareholders.	24,668
Shareholder servicing fees (Note 3)	23,748
Auditing and tax fees	23,732
Trustees’ and officers’ fees and expenses.	15,392
Custodian fees	14,269
Transfer agent fees	12,363
Legal fees	8,588
Insurance	3,848
Miscellaneous.	18,651

Total expenses	490,779
Less: Fees waived (Note 3)	(60,946)

Net expenses	429,833

Net investment income.	494,426

Realized and unrealized gain/(loss) on investments, purchased options and foreign currency transactions:
Net realized gain on investments	5,770,080
Net realized loss on purchased options	(587,500)
Net realized gain on foreign currency transactions	5,996
Net change in unrealized appreciation/(depreciation) on investments.	8,186,492
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(7,488)

Net gain on investments and foreign currency transactions	13,367,580

Net increase in net assets resulting from operations	$13,862,006

The accompanying notes are an integral part of the financial statements.

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the Year
	June 30, 2021	Ended
	(Unaudited)	December 31, 2020
Operations:
Net investment income	$494,426	$361,638
Net realized gain/(loss)	5,188,576	(6,987,943)
Net change in unrealized appreciation/(depreciation)	8,179,004	4,441,522

Net increase/(decrease) in net assets resulting from operations.	13,862,006	(2,184,783)

Dividends and Distributions to Shareholders:
Net investment income and net realized gains	—	(1,600,345)

Decrease in net assets from dividends and distributions	—	(1,600,345)

Capital Share Transactions:
Proceeds from sale of shares.	5,838,560	2,450,364
Net asset value of shares issued in reinvestment of dividends and distributions.	—	1,600,345
Cost of shares redeemed	(7,186,484)	(7,447,740)

Net decrease in net assets resulting from capital share transactions	(1,347,924)	(3,397,031)

Net increase/(decrease) in net assets	12,514,082	(7,182,159)
Net assets at beginning of period	55,458,822	62,640,981

Net assets at end of period.	$67,972,904	$55,458,822

The accompanying notes are an integral part of the financial statements.

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six
	Months Ended
	June 30, 2021	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.27	$16.20	$14.45	$18.48	$16.41	$14.74

Income/(loss) from investment operations:
Net investment income@	0.14	0.10	0.21 **	0.15 ‡	0.07 *	0.15 +
Net gain/(loss) on investment transactions (both realized and unrealized)	3.70	(0.59)	1.58	(3.84)	2.15	1.65

Total from investment operations	3.84	(0.49)	1.79	(3.69)	2.22	1.80

Less dividends and distributions to shareholders:
Dividends from net investment income	—	(0.35)	(0.04)	(0.34)	(0.15)	(0.13)
Distributions from net realized gain.	—	(0.09)	—	—	—	—

Total dividends and distributions	—	(0.44)	(0.04)	(0.34)	(0.15)	(0.13)

Net asset value, end of period	$19.11	$15.27	$16.20	$14.45	$18.48	$16.41

Total return[1]	25.15%[2]	(2.39%)	12.46%	(20.34%)	13.59%	12.22%
Ratios/Supplemental Data:
Net assets, end of year(in thousands)	$67,973	$55,459	$62,641	$61,610	$87,029	$88,670
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.48%[3]	2.10%	1.64%	1.48%	1.42%	1.41%
After fee waivers/expense offset arrangement4, #	1.30%[3]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	1.50%[3]	0.77%	1.34%**	0.83%‡	0.38%*	0.99%+
Portfolio turnover rate	14%[2]	168%^	31%	72%	28%	24%

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower in certain periods if the Adviser had not waived certain expenses. Conversely, total return would have been higher in certain periods if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized. Total return does not reflect charges pursuant to the terms of insurance contracts funded by separate accounts that invest in the Portfolio’s shares.

2	Not annualized.
3	Annualized.
4

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.30%.

**

Investment income per share reflects special dividends received during the period which amounted to $0.14 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.41%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.16%.

*

Investment income per share reflects a special dividend received during the period which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.12%.

+

Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.58%.

^	Increase in Portfolio turnover rate attributable to the sub-advisory arrangement in place from March 16, 2020 through November 30, 2020.
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Notes to Financial Statements

June 30, 2021 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one diversified (within the meaning of Section 5(b)(1) of the Investment Company Act of 1940 (the “Act”)) investment series, Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio) (the “Portfolio”). Third Avenue Management LLC (“Third Avenue” or the “Adviser”) provides investment advisory services to the Portfolio.

The Portfolio seeks to acquire common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Third Avenue adheres to a strict value discipline in selecting securities for the Portfolio. This means seeking investments whose market prices are low in relation to what it believes is their intrinsic value and/or whose total return potential is considered to be high. The Adviser may seek investments in the equity securities and senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield and distressed securities, often referred to as “junk”, that may be in default and may have any or no credit rating) of companies in industries that are believed to be undervalued or temporarily depressed. The Portfolio invests in both domestic and foreign securities..

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2021, the Trust was offered as an investment option by six insurance companies and, accordingly, a decision by any insurance company to withdraw its participation may have a material negative impact on the Trust. As of June 30, 2021, separate accounts of Ameriprise Financial, Inc. and Ameritas Variable Life Insurance Co. held approximately 56% and 34% of the Portfolio’s shares, respectively.

Accounting policies:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

The Portfolio’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Portfolio determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Portfolio.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. There were no fair value securities for the Portfolio at June 30, 2021.In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Portfolio’s procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

prices are available.

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

The Portfolio may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Portfolio prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•  Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•  Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks and Preferred Stocks)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations— U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds— Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Purchased and Written)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Portfolio’s investments as of June 30, 2021:

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	6/30/21	Quoted Price	Inputs^	Inputs

Common Stocks:
Aerospace & Defense	$1,980,191	$—	$1,980,191	$—
Automotive	4,834,599	—	4,834,599	—
Banks	9,966,576	2,409,080	7,557,496	—
Building Products	5,202,554	2,954,479	2,248,075	—
Diversified Holding Companies	5,117,493	770,853	4,346,640	—
Engineering & Construction	2,225,247	—	2,225,247	—
Financial Services	1,568,863	1,568,863	—	—
Forest Products & Paper	3,828,141	3,828,141	—	—
Insurance	2,505,697	2,505,697	—	—
Metals & Mining	8,829,164	8,829,164	—	—
Non-U.S. Real Estate Operating Companies	2,330,522	—	2,330,522	—
Oil & Gas Production & Services	4,958,514	2,252,410	2,706,104	—
Retail	1,575,938	—	1,575,938	—
Transportation Infrastructure	3,283,546	2,244,477	1,039,069	—
U.S. Real Estate Investment Trusts	284,517	284,517	—	—
U.S. Real Estate Operating Companies	2,225,620	2,225,620	—	—

Total Common Stocks	60,717,182	29,873,301	30,843,881	—

Total Value of Investments	$60,717,182	$29,873,301	$30,843,881	$—

^

Securities categorized as Level 2 include securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

For fair valuations using significant unobservable inputs, U.S. GAAP require the Portfolio to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Portfolio had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

Security transactions and investment income:

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

• Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

• Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at market values using the foreign exchange rates at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held.

Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investment transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities (“PIKs”):

The Portfolio may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities. The daily market quotations of the original securities may include the accrued income (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to dividends and interest receivables on the Statement of Assets and Liabilities.

The Portfolio did not receive any in-kind payments with respect to PIK securities for the six months ended June 30, 2021.

Option contracts:

The Portfolio may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within the investment portfolio and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Portfolio to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Portfolio, on expiration date, as realized losses on purchased options.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting an offsetting transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for an offsetting transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

by the Portfolio. In purchasing and writing options, the Portfolio bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Portfolio purchasing a security or currency at a price different from the current market value. The Portfolio may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Portfolio bears the risk of economic loss from counterparty default, equal to the market value of the option.

During the six months ended June 30, 2021, the Portfolio used purchased put options for hedging purposes.

Summary of derivatives information:

The following table presents the effect of derivatives on the Statement of Operations during the six months ended June 30, 2021, by primary risk exposure:

Amount of Realized Gain/(Loss)}
on Derivatives Recognized in Income
Purchased
Derivative Contract	Options

Equity contracts	$(587,500)(a)

(a) Included in “Net realized loss on purchased options”.

Derivatives volume:

The table below discloses the volume of the Portfolio’s options activities during the six months ended June 30, 2021 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the table in the Summary of derivatives information for derivative-related gains and losses associated with volume activity (measured at each month-end).

OTC Equity Options:
Average Number of Contracts – Purchased Options	143
Average Notional – Purchased Options	$5,811,643

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. Any distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Income tax information:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies and intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Portfolio may be subject to income withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Portfolio’s U.S. federal income tax returns for all open tax years, and has concluded that no provision for U.S. federal income tax is required in the Portfolio’s financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Portfolio is subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired. The Portfolio’s federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

Expense allocation:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio’s average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

Trustees’ and officers’ fees:

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Portfolio or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Alaric are compensated for their services provided to the Trust.

2. INVESTMENTS

The aggregate cost of purchases and aggregate proceeds from sales, excluding short-term investments, for the six months ended June 30, 2021 were as follows:

Purchases	Sales
$8,201,400	$14,346,057

3. INVESTMENT ADVISORY SERVICES, SUB-ADVISORY, ADMINISTRATION AND SERVICE FEE AGREEMENTS

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide that the Portfolio pay the Adviser an investment advisory fee at an annual rate of 0.90% of the Portfolio’s total average daily net assets. This fee is calculated daily and paid monthly.

Additionally, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including service fees due to third parties, and certain miscellaneous expenses.

At June 30, 2021, advisory fees totaling $27,629 and reimbursement for shareholder servicing fees totaling $3,435 were payable to the Adviser.

The Adviser has contractually agreed, until April 30, 2022 (subject to renewal), to defer receipt of advisory fees and/or reimburse Portfolio expenses in order to limit Net Annual Portfolio Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to 1.30% of the average daily net assets of the Portfolio, subject to later reimbursement by the Portfolio in certain circumstances. In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from the Portfolio fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Portfolio Operating Expenses to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Adviser’s recovery is limited to the lesser of the expense limitation at the time of the waiver and the time of recapture. Beginning on October 17, 2019, the Adviser, although contractually entitled to reimbursement under the Expense Limitation Agreement, has voluntarily agreed not to request reimbursement through October 31, 2021.

The corresponding contingent liability to the Adviser for the fiscal period ended December 31, 2018 was $38,574 and is subject to repayment during the period from November 1, 2021 through December 31, 2021.

The corresponding contingent liability to the Adviser for the fiscal period ended December 31, 2019 was $211,437 and is subject to repayment during the period from November 1, 2021 through December 31, 2022.

The corresponding contingent liability to the Adviser for the fiscal period ended December 31, 2020 was $374,310 and is subject to repayment during the period from November 1, 2021 through December 31, 2023.

The corresponding contingent liability to the Adviser for the six-month period ended June 30, 2021 was $60,946 and is subject to repayment during the period from November 1, 2021 through June 30, 2024.

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and provides certain custodial services for the Portfolio. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to the insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as “Shareholder servicing fees” in the Statement of Operations. For the six months ended June 30, 2021, such fees amounted to $23,748.

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

4. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Shares outstanding at beginning of period	3,631,084	3,866,254

Shares sold	315,528	214,304
Shares issued upon reinvestment of dividends and distributions	—	129,373
Shares redeemed	(389,069)	(578,847)

Net decrease in Portfolio shares	(73,541)	(235,170)

Shares outstanding at end of period	3,557,543	3,631,084

5. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. RISKS RELATING TO CERTAIN INVESTMENTS

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Portfolio.

Foreign securities and emerging markets risk:

Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

High-yield and distressed risk:

Investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Portfolio may also invest in distressed securities, which the Adviser or Sub-Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Portfolio’s investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:

The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. Other market developments can adversely affect debt securities markets. Regulations and business practices, for example, have

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

led some financial intermediaries to curtail their capacity to engage in trading (i.e. “market making”) activities for certain debt securities, which could have the potential to decrease liquidity and increase volatility in the debt securities markets. During periods of reduced market liquidity, the Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. If the Portfolio needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Portfolio’s investments in these securities to decline. As interest rates are at or near historic lows in the United States and other countries, this risk may be heightened. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. Longer-term securities may be more sensitive to interest rate changes. The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Market risk:

Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Portfolio will similarly fluctuate and you could lose money.

Liquidity risk:

Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these investments at the best prices or at the value the Portfolio places on them. In such a market, the value of such investments and the Portfolio’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities.

Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Portfolio redemption requests, including requests from participating insurance companies who may own a significant percentage of the Portfolio’s shares, which may be triggered by, among other things, market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk and/or Portfolio expenses.

Cash concentration risk:

The Portfolio’s cash balances are held at major regional U.S. banks, JPMorgan Chase Bank, N.A. and The Bank of New York Mellon. The Portfolio’s cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subjects the Portfolio to a concentration of credit risk. The Portfolio regularly monitors the credit ratings of these financial institutions in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Portfolio enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Focused investing risk:

Although the Portfolio is a diversified investment company under the Act, the Portfolio’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that the Portfolio increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Portfolio does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Portfolio’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, the Portfolio from time to time may have an investment portfolio that is considered “non-diversified” by the Act despite its classification as a diversified investment company.

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Counterparty risk:

The Portfolio is exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss to the Portfolio could exceed the value of the financial assets recorded in the Portfolio’s financial statements. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Portfolio’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Portfolio and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Portfolio.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Portfolio, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Portfolio and any additional required collateral is delivered to/pledged by the Portfolio on the next business day. Typically, a Portfolio and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. The Portfolio attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

7. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Portfolio from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax laws and regulation, which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Portfolio. Capital accounts are not adjusted for temporary differences. Permanent differences are primarily due to reclassification of certain transactions involving foreign securities and currencies, investments in passive foreign investment companies, real estate investment trusts (“REITs”), and other book to tax adjustments.

The book and tax unrealized appreciation/(depreciation) calculation differs. The difference is primarily attributable to mark-to-market treatment of passive foreign investment companies, wash sales, differences in the treatment of amortization of discount on certain debt instruments, and other timing differences. Other cost basis adjustments are primarily attributable to net unrealized appreciation/(depreciation) on translation of other assets

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

and liabilities denominated in foreign currency.

As of June 30, 2021, gross unrealized appreciation/(depreciation) based on cost for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,487,896
Gross unrealized depreciation	(4,595,389)

Net unrealized appreciation	$4,892,507

Tax cost	$55,824,675

At June 30, 2021, Third Avenue Value Portfolio Fund had long-term capital loss carryforwards of $6,430,275. Although there is no expiration date on the use of this carryforward, the Portfolio will be subject to certain limitations on its use.

Third Avenue Value Portfolio

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Schedule of Shareholder Expenses

(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2021 and held for the six months ended June 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the contract or separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value. The example also assumes all dividends and distributions have been reinvested.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2021 to	Annualized
	January 1, 2021	June 30, 2021	June 30, 2021	Expense Ratio
Actual	$1,000	$1,251.50	$7.26	1.30%
Hypothetical	$1,000	$1,018.35	$6.51	1.30%

* Expenses (net of fee waivers and expense offset arrangement) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

BOARD OF TRUSTEES

Robert J. Christian

Iqbal Mansur

Nicholas M. Marsini, Jr. — Chairman

Nancy B. Wolcott

Stephen M. Wynne

OFFICERS

Joel L. Weiss — President, Chief Executive Officer

T. Richard Keyes — Treasurer, Chief Financial Officer

Gabriella Mercincavage — Assistant Treasurer

Vincenzo A. Scarduzio — Secretary

Guy F. Talarico — Chief Compliance Officer, Anti-Money Laundering Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802

Providence, RI 02940-8002

800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

622 Third Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

www.thirdave.com	622 Third Avenue	212.906.1160
/third-ave-management	New York, NY 10017	clientservice@thirdave.com

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date 8/26/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date 8/26/2021

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date 8/26/2021

* Print the name and title of each signing officer under his or her signature.